EMPLOYEE BENEFIT PLANS: (Tables)	12 Months Ended
Dec. 31, 2014
Pension Plans
Schedule of amounts recognized in accumulated other comprehensive loss (pre-tax)

Prior service credit	$(9,449)
Net actuarial loss	(892)
Net amount recognized in accumulated other comprehensive (gain) loss	$(10,341)

Schedule of changes in accumulated postretirement benefit obligation

	December 31,
	2014	2013
Benefit obligation, beginning of year	$9,176	$27,381
Service cost	342	1,036
Interest cost	423	1,060
Plan amendments	—	(10,425)
Actuarial (gain)/loss	2,611	(9,734)
Benefits paid	(241)	(142)
Benefit obligation, end of year	$12,311	$9,176

Schedule of net periodic postretirement benefit cost

	2014	2013	2012
Service cost—benefits attributed to service during the period	$342	$1,036	$1,034
Interest cost on the accumulated postretirement benefit obligation	423	1,060	1,113
Net amortization	(1,804)	671	1,036
Net periodic postretirement benefit cost (income)	$(1,039)	$2,767	$3,183